Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 397	$ 175	$ 2,362
Deferred income tax benefits	(1,856)	(822)	(123)
Income tax expense / (benefit)	$ (1,459)	$ (647)	$ 2,239